Summary of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 19,844	$ 19,667
Accumulated depreciation	(5,120)	(4,546)
Net book value	14,724	15,121
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	3,908	3,908
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	12,437	12,425
Furniture And Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 3,499	$ 3,334